Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VS. PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as calculated in accordance with such rule) (CAP) and certain financial performance metrics of Tidewater. As discussed in the CD&A above, our Compensation Committee has implemented an executive compensation program designed to link a substantial portion of our NEOs’ realized compensation to the achievement of Tidewater’s financial, operational, and strategic objectives, and to align our executive pay with changes in the value of our shareholders’ investments. For further information concerning Tidewater’s pay for performance philosophy and how Tidewater aligns executive compensation with performance, see “Compensation Discussion and Analysis—Compensation Program Emphasizes Performance” beginning on page   .
					Value of initial fixed $100 investment based on:		(Stated in millions)
Year	Summary Compensation Table Total for CEO(1)	Compensation actually paid to CEO(2)	Average summary compensation table total for non-CEO NEOs(1)(3)	Average compensation actually paid to non-CEO NEOs(3)(4)	Total shareholder return(5)	Peer group total shareholder return(6)	Net income (loss) (millions)(7)	Adjusted EBITDA(8)
2022	$4,655,099	$11,566,761	$1,520,139	$3,977,064	$344.07	$146.82	$(21.8)	$166.7
2021	$3,023,513	$3,525,698	$1,307,744	$1,340,698	$123.96	$82.83	$(129.0)	$34.7
2020	$2,923,216	$2,113,026	$843,539	$605,128	$44.81	$63.45	$(196.2)	$34.7

(1)
The dollar amounts reported are the amounts of “Total” compensation reported in our Summary Compensation Table for our CEO and President, Quintin Kneen, during each year.

(2)
The dollar amounts reported represent the amount of CAP, as computed in accordance with SEC rules for the CEO for each year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the CEO during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Year	Summary Compensation Table Total for CEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	CAP to CEO
2022	$4,655,099	$3,500,000	$10,411,662	$11,566,761
2021	$3,023,513	$2,055,123	$2,557,308	$3,525,698
2020	$2,923,216	$1,702,106	$891,916	$2,113,026

a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

b)
The equity award adjustments for each applicable year were calculated in accordance with FASB ASC 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. These adjustments include the addition (or subtraction, as applicable) of the following:

Year	Year End Fair Value of Equity Awards Granted During the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2022	$6,845,809	$2,496,292	$960,276	$109,285	$10,411,662
2021	$1,881,487	$442,067	$233,754	$—	$2,557,308
2020	$2,095,566	$(726,808)	$(476,842)	$—	$891,916

(3)
The dollar amounts reported represent the average of the amounts reported for Tidewater’s NEOs as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amounts in each applicable year are Messrs. Rubio, Darling and Hudson.

(4)
The dollar amounts reported represent the average amount of “compensation actually paid” to the applicable NEOs, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs for each year to determine the compensation actually paid:

Year	Summary Compensation Table Avg for Other NEOs	Average Reported Value of Equity Awards Other NEOs (a)	Average Equity Award Adjustments (b)	Average CAP to Other NEOs
2022	$1,520,139	$850,000	$3,306,925	$3,977,064
2021	$1,307,744	$747,198	$780,152	$1,340,698
2020	$843,539	$155,509	$(82,902)	$605,128

a)
The grant date fair value of equity awards represents the average of the total amounts reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.

b)
The equity award adjustments for each applicable year were calculated using valuation methodologies (x) to compute fair values that did not materially differ from those disclosed at the time of grant and (y) are accordance with FASB ASC 718. These adjustments include the addition (or subtraction, as applicable) of the following:

Year	Year End Fair Value of Equity Awards Granted During the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2022	$1,662,561	$1,285,278	$347,137	$11,949	$3,306,925
2021	$629,127	$78,323	$72,703	$—	$780,152
2020	$259,381	$(168,640)	$(173,643)	$—	$(82,902)

(5)
Cumulative total shareholder return (“TSR”) is calculated assuming $100 was invested on December 31, 2019, and through the end of each fiscal year shown in the table.

(6)
Reflects cumulative total shareholder return of the Philadelphia Oil Services Sector (OSX) index, as of December 31, 2022, weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated. The OSX is one of the peer groups used by Tidewater for purposes of Item 201(e) of Regulation S-K under the Exchange Act in Tidewater’s Annual Report on Form 10-K for the year ended December 31, 2022.

(7)
The dollar amounts reported represent the amount of net income reflected in Tidewater’s audited financial statements for the applicable year.

(8)
Adjusted EBITDA represents income before taxes, excluding charges and credits, depreciation and amortization, interest expense, and interest income. For a reconciliation of net income attributable to Tidewater on a GAAP basis to adjusted EBITDA, see Appendix A.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	(1) The dollar amounts reported are the amounts of “Total” compensation reported in our Summary Compensation Table for our CEO and President, Quintin Kneen, during each year.
Peer Group Issuers, Footnote [Text Block]
(6)
Reflects cumulative total shareholder return of the Philadelphia Oil Services Sector (OSX) index, as of December 31, 2022, weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated. The OSX is one of the peer groups used by Tidewater for purposes of Item 201(e) of Regulation S-K under the Exchange Act in Tidewater’s Annual Report on Form 10-K for the year ended December 31, 2022.

PEO Total Compensation Amount	$ 4,655,099	$ 3,023,513	$ 2,923,216
PEO Actually Paid Compensation Amount	$ 11,566,761	3,525,698	2,113,026
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported represent the amount of CAP, as computed in accordance with SEC rules for the CEO for each year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the CEO during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Year	Summary Compensation Table Total for CEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	CAP to CEO
2022	$4,655,099	$3,500,000	$10,411,662	$11,566,761
2021	$3,023,513	$2,055,123	$2,557,308	$3,525,698
2020	$2,923,216	$1,702,106	$891,916	$2,113,026

a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

b)
The equity award adjustments for each applicable year were calculated in accordance with FASB ASC 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. These adjustments include the addition (or subtraction, as applicable) of the following:

Year	Year End Fair Value of Equity Awards Granted During the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2022	$6,845,809	$2,496,292	$960,276	$109,285	$10,411,662
2021	$1,881,487	$442,067	$233,754	$—	$2,557,308
2020	$2,095,566	$(726,808)	$(476,842)	$—	$891,916

Non-PEO NEO Average Total Compensation Amount	$ 1,520,139	1,307,744	843,539
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,977,064	1,340,698	605,128
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
The dollar amounts reported represent the average of the amounts reported for Tidewater’s NEOs as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amounts in each applicable year are Messrs. Rubio, Darling and Hudson.

(4)
The dollar amounts reported represent the average amount of “compensation actually paid” to the applicable NEOs, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs for each year to determine the compensation actually paid:

Year	Summary Compensation Table Avg for Other NEOs	Average Reported Value of Equity Awards Other NEOs (a)	Average Equity Award Adjustments (b)	Average CAP to Other NEOs
2022	$1,520,139	$850,000	$3,306,925	$3,977,064
2021	$1,307,744	$747,198	$780,152	$1,340,698
2020	$843,539	$155,509	$(82,902)	$605,128

a)
The grant date fair value of equity awards represents the average of the total amounts reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.

b)
The equity award adjustments for each applicable year were calculated using valuation methodologies (x) to compute fair values that did not materially differ from those disclosed at the time of grant and (y) are accordance with FASB ASC 718. These adjustments include the addition (or subtraction, as applicable) of the following:

Year	Year End Fair Value of Equity Awards Granted During the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2022	$1,662,561	$1,285,278	$347,137	$11,949	$3,306,925
2021	$629,127	$78,323	$72,703	$—	$780,152
2020	$259,381	$(168,640)	$(173,643)	$—	$(82,902)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP vs Total Shareholder Return
Compensation Actually Paid vs. Net Income [Text Block]	CAP vs. Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP vs. Adjusted EBITDA
Tabular List [Table Text Block]
Financial Performance Measures
Adjusted EBITDA
Total Shareholder Return
Free Cash Flow
In accordance with SEC rules, Tidewater is providing the following descriptions of the relationship over the three-year period ended December 31, 2022, between the CAP presented in the Pay versus Performance table and Tidewater’s TSR, Net Income and Adjusted EBITDA results over the same period.

Total Shareholder Return Amount	$ 344,070,000.00	123,960,000	44,810,000
Peer Group Total Shareholder Return Amount	146,820,000	82,830,000	63,450,000
Net Income (Loss)	$ (21,800,000)	$ (129,000,000)	$ (196,200,000)
Company Selected Measure Amount	166.7	34.7	34.7
PEO Name	Quintin Kneen
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(8)
Adjusted EBITDA represents income before taxes, excluding charges and credits, depreciation and amortization, interest expense, and interest income. For a reconciliation of net income attributable to Tidewater on a GAAP basis to adjusted EBITDA, see Appendix A.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
PEO [Member] | Report Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,500,000	$ 2,055,123	$ 1,702,106
PEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,411,662	2,557,308	891,916
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,845,809	1,881,487	2,095,566
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,496,292	442,067	(726,808)
PEO [Member] | Change In Fair Value Of Equity Awards Granted In Prior Year That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	960,276	233,754	(476,842)
PEO [Member] | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	109,285
Non-PEO NEO [Member] | Report Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	850,000	747,198	155,509
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,306,925	780,152	(82,902)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,662,561	629,127	259,381
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,285,278	78,323	(168,640)
Non-PEO NEO [Member] | Change In Fair Value Of Equity Awards Granted In Prior Year That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	347,137	$ 72,703	$ (173,643)
Non-PEO NEO [Member] | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 11,949